STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Outstanding and Exercisable) (Details) - Non Qualified Stock Options And Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding	18,964,867	18,629,867	18,101,367
Granted	1,122,500	720,000	1,770,000
Expired	(3,838,600)	(100,000)	(772,500)
Forfeited	(151,250)	(85,000)
Exercised		(200,000)	(469,000)
Outstanding	16,097,517	18,964,867	18,629,867
Exercisable	15,190,336	18,504,240
Exercise Price
Outstanding (Lower Limit)	$ 0.57	$ 0.57	$ 0.57
Outstanding (Upper Limit)	1.69	1.69	1.69
Granted (Lower Limit)	0.64	1.07	0.60
Granted (Upper Limit)	1.05	1.27	1.50
Expired (Lower Limit)	0.95	0.90	0.68
Expired (Upper Limit)	1.25	0.90	1.69
Forfeited (Lower Limit)	0.77	0.92
Forfeited (Upper Limit)	1.50	1.22
Exercised (Lower Limit)		0.615	1.00
Exercised (Upper Limit)		1.00	1.25
Outstanding (Lower Limit)	0.57	0.57	0.57
Outstanding (Upper Limit)	1.69	1.69	1.69
Exercisable (Lower Limit)	0.57	0.57
Exercisable (Upper Limit)	1.69	1.69
Weighted Average Exercise Price
Outstanding	0.91	0.90	0.90
Granted	0.83	1.19	0.97
Expired	1.13	0.90	0.98
Forfeited	0.91	0.96
Exercised		0.81	1.07
Outstanding	0.85	0.91	$ 0.90
Exercisable	$ 0.85	$ 0.90